Post-employment Benefits - Schedule of Sensitivity Analysis for Unfunded Plans (Parenthetical) (Details) - Unfunded	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Discount Rates
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Actuarial assumption basis points	0.50%	0.50%
Expected Rates of Salary Increases
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Actuarial assumption basis points	0.50%	0.50%